Stock Option Liabilities - Schedule of Derivative Stock Option Liabilities (Details) - DevvStream Corp [Member] - Stock Option Liabilities [Member] - USD ($)		9 Months Ended	12 Months Ended
	Nov. 06, 2024	Apr. 30, 2026	Jul. 31, 2025
Derivative [Line Items]
Beginning balance		$ 133,465
Stock options fair value upon change De-SPAC transaction (Note 4)	$ 330,090		330,090
Change in fair value of stock option liabilities		(126,730)	(196,625)
Ending balance		$ 6,735	$ 133,465